Discontinued Operations	12 Months Ended
Dec. 31, 2017
Discontinued Operation, Additional Disclosures [Abstract]
Discontinued Operations
DISCONTINUED OPERATIONS
Cable ONE Spin-Off. On July 1, 2015 (the Distribution Date), the Company completed the spin-off of Cable ONE as an independent, publicly traded company. The transaction was structured as a tax-free spin-off of Cable ONE to the stockholders of the Company as one share of Cable ONE common stock was distributed for every share of Class A and Class B common stock of Graham Holdings outstanding on the June 15, 2015, record date. Cable ONE is now an independent public company trading on the New York Stock Exchange under the symbol “CABO”. After the spin-off, the Company does not beneficially own any shares of Cable ONE common stock.
The results of operations of Cable ONE are included in the Company’s Consolidated Statements of Operations as income from discontinued operations, net of tax, for all periods presented.
In order to implement the spin-off, the Company entered into certain agreements with Cable ONE to give effect to the legal and structural separation and to allocate various assets, liabilities and obligations between the Company and Cable ONE. In addition to executing the spin-off in the manner provided in the agreements, Cable ONE distributed $450 million in cash to the Company in June 2015 using the proceeds from their issuance of unsecured notes of $450 million. Also, in connection with the spin-off, the Company modified the terms of 10,830 restricted stock awards in the second quarter of 2015 affecting 21 Cable ONE employees. The modification resulted in the acceleration of the vesting period of 6,324 restricted stock awards and the forfeiture of 4,506 restricted stock awards. The Company recorded incremental stock compensation expense, net of forfeitures, in the second quarter of 2015 amounting to $3.7 million, which is reflected as discontinued operations in the Company’s Consolidated Financial Statements.
The spin-off resulted in a modification of some of the Company’s outstanding restricted stock awards and stock options due to the equity restructuring on July 1, 2015. The holders of restricted stock awards received Cable ONE restricted common stock, on a pro rata basis, as part of the distribution, while the stock options were modified to add an antidilution provision. The modification of the restricted stock awards resulted in an estimated incremental stock compensation expense of $3.0 million that is being recognized over the remaining service periods of the unvested restricted stock awards through the end of 2018. The modification of some of the stock options resulted in an incremental stock compensation expense of $23.5 million, of which $18.8 million related to fully vested stock options was recognized as a one-time expense in the third quarter of 2015, with the remaining $4.7 million to be recognized over the remaining service periods of the unvested stock options through the end of 2018. The $18.8 million expense is included in the Company’s corporate office segment results and in selling, general and administrative in the Company’s Consolidated Statements of Operations.
As a result of the spin-off, Cable ONE assumed the liability related to their employees participating in the Company’s Supplemental Executive Retirement Plan (SERP), and the Company eliminated the accrual of pension benefits for all Cable ONE employees related to their future service. As a result, the Company remeasured the accumulated and projected benefit obligation of the pension and SERP as of July 1, 2015. A pension curtailment gain of $2.2 million was recorded in the third quarter of 2015 in income from discontinued operations, net of tax.
On July 1, 2015, the Company divested the following assets and liabilities which net to $406.5 million, or $312.3 million net of cash retained by Cable ONE on the Distribution Date:

As of
(in thousands)	July 1, 2015
Cash and cash equivalents	$94,115
Accounts receivable, net	29,778
Other current assets	14,182
Total current assets	138,075
Property, plant and equipment, net	612,812
Goodwill, net	85,488
Indefinite-lived intangible assets, net	496,321
Amortized intangible assets, net	510
Deferred charges and other assets	22,541
Total Assets	$1,355,747

Accounts payable and accrued liabilities	$70,920
Income taxes payable	2,962
Deferred revenue	21,883
Short-term borrowings	2,500
Total current liabilities	98,265
Accrued compensation and related benefits	24,227
Other liabilities	57
Deferred income taxes	279,245
Long-term debt	547,500
Total Liabilities	$949,294

Net assets divested in the Spin-Off	$406,453

Cash flows from Cable ONE for the year ended December 31, 2015 are combined with the cash flows from operations within each of the categories presented. Net Cash Provided by Operating Activities was $109.8 million and Net Cash Used in Investing Activities was $74.4 million.
Spin-Off Costs: One-time spin-off transaction, financing and related costs of $7.4 million in 2015 are included in discontinued operations, net of tax.
Other Discontinued Operations. In the third quarter of 2014, Kaplan completed the sale of three of its schools in China that were previously included as part of Kaplan International. An additional school in China was sold by Kaplan in January 2015 that resulted in a pre-tax loss of $0.7 million.
The results of operations of Cable ONE and the school in China for 2015, where applicable, are included in the Company’s Consolidated Statements of Operations as income from discontinued operations, net of tax. The Company did not reclassify its Consolidated Statements of Cash Flows to reflect the discontinued operations.
The summarized income from discontinued operations, net of tax, is presented below:

Year Ended
(in thousands)	December 31, 2015
Operating revenues	$397,404
Operating costs and expenses	(325,379)
Operating income	72,025
Non-operating expense	(1,288)
Income from discontinued operations	70,737
Provision for income taxes	27,783
Net Income from Discontinued Operations	42,954
Loss on disposition of discontinued operations	(732)
Provision for income taxes on disposition of discontinued operations	52
Income from Discontinued Operations, Net of Tax	$42,170